Basis of Presentation (Details) - segment	9 Months Ended	12 Months Ended
	Nov. 26, 2022	Feb. 26, 2022	Feb. 27, 2021	Feb. 29, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating segments	1	1	2	2